EMPLOYEES BENEFITS PLANS	12 Months Ended
Dec. 31, 2021
EMPLOYEES BENEFITS PLANS

19.	EMPLOYEES BENEFITS PLANS
19.1.	Supplementary pension plans

The Company is the sponsor of the following pension plans for its employees and executives: i) Plan II –Variable Contribution with Defined Benefit option – closed for admissions; ii) Plan III – Defined Contribution –open for admissions; and iii) FAF Plan – Defined Benefit - closed for admissions.

These plans are managed by BRF Previdência, a closed supplementary pension entity, of non-economic and non-profit nature, and through its Deliberative Board, is responsible for defining pension objectives and policies, as well as establishing fundamental guidelines aa well as organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, in the proportion of 2/3 and 1/3 respectively.

19.1.1.	Defined benefit plans

The Plan II is a variable contribution plan structured as defined contribution during the accumulation of mathematic provisions and at the benefit grant date the beneficiary may choose to convert the accumulated balance in a lifetime monthly income (defined benefit). The main related actuarial risks are (i) survival rates above the mortality tables and (ii) actual return on equity below the actual discount rate.

The FAF (Fundação Attílio Francisco Xavier Fontana) Plan aims to complement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”). The benefit is calculated based on the income of the participant and the amounts vary according to the type of the retirement, the length of the service and other criteria defined by the plan. The main actuarial risks related are: (i) survival rates above the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on equity below the actual discount rate, (v) changes to the rules of social security, and (vi) actual family composition of the retired employee or executive different than the established assumption.

The actuarial calculations of the plans managed by BRF Previdência are prepared annually by independent specialists and reviewed by Management, according to the rules in force.

In the case of a deficit in the plans results, the sponsor, the participants and the beneficiaries, must support the plan according to the proportion of their contributions.

The economic benefit presented as an asset considers only the portion of the surplus that is actually recoverable. The recovery of the surplus on the plans is through reductions in future contributions.

19.1.2.	Defined contribution plan

The Plan III is a defined contribution plan, in which the contributions are known and the benefit depends directly on the contributions made by participants and sponsors, on the contribution time and on the returns obtained through the investment of the contributions. The contributions made by the Company in the year ended December 31, 2021 amounted R$24,258 (R$21,706 for the year ended December 31, 2020). On December 31, 2021, the plan had 40,553 participants (39,064 participants as of December 31, 2020).

When the participants of the plans II and III terminate the employment relationship with the sponsor, the unused balance of the contributions made by the sponsor forms a surplus fund that may be used to compensate future contributions of the sponsor.

19.1.3.	Rollforward of defined benefit and variable contribution

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.21	12.31.20	12.31.21	12.31.20
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,340,497	3,377,234	23,981	23,256
Fair value of assets	(3,547,727)	(3,553,215)	(22,298)	(24,170)
(Surplus) Deficit	(207,230)	(175,981)	1,683	(914)
Irrecoverable surplus - (asset ceiling)	207,230	175,981	-	167
Net actuarial (assets) liabilities	-	-	1,683	(747)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	175,981	359,672	167	6,777
Interest on irrecoverable surplus	13,181	26,184	12	476
Changes in irrecoverable surplus during the year	18,068	(209,875)	(179)	(7,086)
Ending balance of irrecoverable surplus	207,230	175,981	-	167

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,377,234	3,412,120	23,256	19,550
Interest on actuarial obligations	246,073	242,746	1,627	1,324
Current service cost	26,741	42,106	-	-
Past service cost - plan changes	-	(4,223)	-	-
Benefit paid	(169,962)	(154,096)	(1,712)	(1,612)
Actuarial losses - experience	325,778	148,984	4,278	5,273
Actuarial losses - hypothesis	(465,367)	(310,403)	(3,468)	(1,279)
Ending balance of actuarial liabilities	3,340,497	3,377,234	23,981	23,256

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,553,215)	(3,771,792)	(24,170)	(29,580)
Interest income on assets plan	(259,254)	(268,930)	(1,694)	(2,028)
Benefit paid	169,962	154,096	1,712	1,612
Return on assets higher (lower) than projection	94,780	333,411	1,854	5,826
Ending Balance of the fair value of the assets	(3,547,727)	(3,553,215)	(22,298)	(24,170)

Rollforward of comprehensive income
Beginning balance	37,883	28,172	(2,734)	1,213
Reversion to accumulated losses	(37,883)	(28,172)	2,734	(1,213)
Actuarial gains (losses)	139,589	161,419	(810)	(3,994)
Return on assets higher (lower) than projection	(94,780)	(333,411)	(1,854)	(5,826)
Changes on irrecoverable surplus	(18,068)	209,875	179	7,086
Ending balance of comprehensive income	26,741	37,883	(2,485)	(2,734)

Costs recognized in statement of income
Current service costs	(26,741)	(42,106)	-	-
Interest on actuarial obligations	(246,073)	(242,746)	(1,627)	(1,324)
Projected return on assets	259,254	268,930	1,694	2,028
Interest on irrecoverable surplus	(13,181)	(26,184)	(12)	(476)
Past service cost - plan changes	-	4,223	-	-
Costs recognized in statement of income	(26,741)	(37,883)	55	228

Estimated costs for the next year
Costs of defined benefit	(23,190)	(26,741)	(146)	54
Estimated costs for the next year	(23,190)	(26,741)	(146)	54

19.1.4.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.21	12.31.20	12.31.21	12.31.20
Actuarial assumptions
Economic hypothesis
Discount rate	8.76%	7.49%	8.68%	7.25%
Inflation rate	3.25%	3.25%	3.25%	3.25%
Wage growth rate	4.34%	3.49%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
Mortality schedule - Disabled	CSO-58	RRB-1983	CSO-58	RRB-1983
Demographic data
Number of active participants	6,054	6,495	-	-
Number of beneficiary participants assisted	7,565	7,206	52	51

19.1.5.	The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plan II
	12.31.21		12.31.20		12.31.21		12.31.20
Composition of the fund's portfolio
Fixed income	2,308,861	65.1%	2,330,909	65.6%	19,386	86.9%	22,382	92.6%
Variable income	517,259	14.6%	579,174	16.3%	1,106	5.0%	870	3.6%
Real estate	334,905	9.4%	358,875	10.1%	20	0.1%	-	-
Structured investments	321,779	9.1%	262,938	7.4%	1,527	6.8%	918	3.8%
Foreign	45,411	1.3%	-	-	259	1.2%	-	-
Transactions with participants	19,512	0.5%	21,319	0.6%	-	-	-	-
	3,547,727	100.0%	3,553,215	100.0%	22,298	100.0%	24,170	100.0%
% of nominal return on assets	7.49%		7.49%		7.25%		7.25%

19.1.6.	Expected benefit payments and average term of payments

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plan II
2022	214,310	1,937
2023	218,072	1,923
2024	217,778	1,908
2025	217,939	1,889
2026	218,487	1,869
2027 to 2031	1,115,111	8,914
Weighted average duration - in years	11.93	9.69

19.1.7.	Sensitivity analysis of the defined benefit plan - FAF
	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	8.76%	9.76%	2,996,161	7.76%	3,759,792
Wage growth rate	4.34%	5.34%	3,409,740	3.34%	3,282,485

19.2.	Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.21	12.31.20
Medical assistance	195,345	185,802
F.G.T.S. Penalty (1)	53,881	282,229
Award for length of service	98,474	108,908
Other	204,885	199,616
	552,585	776,555

Current	54,354	125,230
Non-current	498,231	651,325
(1)	FGTS – Government Severance Indemnity Fund for Employees

The Company has the policy to offer the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the consolidated financial statement:

19.2.1.	Medical plan

The Company offers a medical plan with fixed contribution to the retired employees according to the Law No. 9,656/98.

It is ensured to the retired employee that has contributed to the health plan during the employment relationship for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage existing when the employment contract was in force. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

19.2.2.	F.G.T.S. penalty by dismissal on retirement

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. However, when the employee is retired through INSS and is dismissed from the Company, the Company may, in certain cases, enter into a mutual agreement granting the payment of the benefit equivalent to the 20% penalty on the F.G.T.S. balance. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.3.	Award for length of service

The Company has the policy to reward active employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration. The main related actuarial risks rare (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.4.	Other - Brazil
i.	Retirement compensation

On retirement, employees with more than 8 years of services rendered to the Company are eligible for additional compensation. The main actuarial related risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

ii.	Life insurance

The Company offers life insurance benefits to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance, with the period of benefit varying from 2 to 3 years. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.5.	Other – Foreign entities

The Company has a liability recorded for defined benefit plans to certain subsidiaries located in Turkey, Saudi Arabia, Qatar and United Arab Emirates, related to end of service payments when certain conditions are met, which varies based on the labor laws for each country. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

19.2.6.	Rollforward of actuarial liabilities

The rollforward of actuarial liabilities related to other benefits, which was prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Composition of actuarial liabilities
Present value of actuarial liabilities	195,345	185,802	53,881	282,229	98,474	108,908	203,202	199,616
Net actuarial liabilities	195,345	185,802	53,881	282,229	98,474	108,908	203,202	199,616

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431
Interest on actuarial liabilities	13,694	13,586	15,711	13,993	6,656	6,275	10,377	8,883
Current service costs	-	-	14,833	12,718	6,319	5,741	23,375	23,174
Past service costs (2)	40,800	-	(135,180)	-	-	-	15,847	-
Benefits paid directly by the Company	(9,008)	(7,122)	(6,173)	(4,225)	(15,163)	(13,887)	(19,739)	(18,902)
Business combination (note 1.2)	2,081	-	-	-	-	-	286	-
Actuarial (gains) losses - experience	(6,892)	1,167	991	14,725	10,853	10,759	9,289	10,548
Actuarial (gains) losses - demographic hypothesis	(6,403)	13,462	(91,531)	10,195	(7,125)	5,717	(13,165)	1,535
Actuarial losses - economic hypothesis	(24,729)	(22,565)	(26,999)	(12,662)	(11,974)	(8,981)	(11,396)	4,778
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	(11,288)	18,169
Ending balance of liabilities	195,345	185,802	53,881	282,229	98,474	108,908	203,202	199,616

Rollforward of the fair value of the assets
Benefits paid directly by the Company	9,008	7,122	6,173	4,225	15,163	13,887	19,739	18,902
Contributions of the sponsor	(9,008)	(7,122)	(6,173)	(4,225)	(15,163)	(13,887)	(19,739)	(18,902)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(72,744)	(80,680)	(110,903)	(98,645)	-	-	(102,324)	(87,709)
Actuarial gains (losses)	38,024	7,936	117,539	(12,258)	-	-	15,272	(16,861)
Exchange variation	-	-	-	-	-	-	3,002	2,246
Ending balance of comprehensive income	(34,720)	(72,744)	6,636	(110,903)	-	-	(84,050)	(102,324)

Costs recognized in statement of income
Interest on actuarial liabilities	(13,694)	(13,586)	(15,711)	(13,993)	(6,656)	(6,275)	(10,377)	(8,883)
Current service costs	-	-	(14,833)	(12,718)	(6,319)	(5,741)	(23,375)	(23,174)
Past service costs (2)	(40,800)	-	135,180	-	-	-	(15,847)	-
Immediate recognition of reduction	-	-	-	-	8,246	(7,495)	-	-
Cost recognized in statement of income	(54,494)	(13,586)	104,636	(26,711)	(4,729)	(19,511)	(49,599)	(32,057)

Estimated costs for the next year
Current service costs	(551)	-	(2,480)	(14,833)	(5,221)	(6,319)	(20,720)	(22,021)
Interest on actuarial liabilities	(16,805)	(13,975)	(4,071)	(15,711)	(7,997)	(6,656)	(12,646)	(11,217)
Estimated costs for the next year	(17,356)	(13,975)	(6,551)	(30,544)	(13,218)	(12,975)	(33,366)	(33,238)
(1)	Considers the sum of the retirement compensation, life insurance benefits and compensation for time of service granted in certain subsidiaries of Company.
(2)	Refers to addition of medical plan managed by BRF S.A. and change in the internal policy for FGTS penalty.

19.2.7.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.21	12.31.20	12.31.21	12.31.20	12.31.21	12.31.20
Economic hypothesis
Discount rate	8.75%	7.68%	8.62%	6.51%	7.11%	6.02%
Inflation rate	3.25%	3.25%	3.25%	3.25%	9.04%	6.39%
Medical inflation	6.35%	6.35%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.25%	3.25%	9.04%	6.39%
F.G.T.S. balance growth	N/A	N/A	3.70%	3.80%	N/A	N/A
Demographic hypothesis
Mortality schedule	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%	AT-2000 smoothed by 10%
Disability entry schedule	N/A	N/A	RRB-44	RRB-44
Schedule of turnover - BRF's historical	2021	2020	2021	2020
Demoraphic data
Number of active participants	14,584	1,245	96,635	93,245
Number of assisted beneficiary participants	1,686	559	-	-

19.2.8.	Expected benefit payments and average duration of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2022	6,792	13,304	11,395	21,316	52,807
2023	7,350	3,783	11,819	15,067	38,019
2024	8,030	4,512	14,239	15,445	42,226
2025	8,735	4,656	12,416	15,688	41,495
2026	9,512	5,559	11,720	16,876	43,667
2027 to 2031	60,942	32,114	53,740	110,413	257,209
Weighted average duration - in years	16.41	6.12	5.59	8.53	8.35

19.2.9.	Sensitivity analysis of post-employment plans

The Company prepared sensitivity analysis regarding the relevant assumptions of the plans as of December 31, 2021, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	8.75%	9.75%	166,929	7.75%	227,381
Medical inflation	6.35%	7.35%	226,983	5.35%	167,828
F.G.T.S. penalty
Discount rate	8.62%	9.62%	57,124	8.62%	51,015
Wage growth rate	3.25%	4.25%	54,466	2.25%	53,345
Turnover	Historical	+3%	44,883	-3%	66,993